Document and Entity Information	Feb. 19, 2021	Oct. 07, 2020
Document and Entity Information [Abstract]
Document Type		8-K
Document Period End Date	Feb. 19, 2021
Entity File Number		001-36177
Entity Registrant Name		GlycoMimetics, Inc.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		06-1686563
Entity Address, Address Line One		9708 Medical Center Drive
Entity Address, City or Town		Rockville
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20850
City Area Code		240
Local Phone Number		243-1201
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.001 par value
Trading Symbol		GLYC
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001253689
Amendment Flag		false